VARIABLE INTEREST ENTITIES - Carrying Value of Non-consolidated VIEs and Maximum Exposure (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Balance sheet
Loans receivable from affiliates (Note 12)	$ 0	$ 1,217
Equity Investments	9,535	8,441
Long-Term Loans Receivable from Affiliate (Notes 7 and 12)	0	238
Off-balance sheet
Maximum exposure to loss	12,314	10,519
VIE, not primary beneficiary
Balance sheet
Loans receivable from affiliates (Note 12)	0	1
Long-Term Loans Receivable from Affiliate (Notes 7 and 12)	0	238
Bruce Power
Off-balance sheet
Off-balance Sheet potential exposure to guarantees	2,025	974
Bruce Power | VIE, not primary beneficiary
Balance sheet
Equity Investments	5,783	4,493
Coastal GasLink
Balance sheet
Loans receivable from affiliates (Note 12)	250
Off-balance sheet
Off-balance Sheet potential exposure to guarantees	3,300	3,037
Additional aggregate cost	3,300	3,300
Coastal GasLink | Subordinated Loan Agreement | Subordinated debt
Off-balance sheet
Carrying value	0
Coastal GasLink | Subordinated Loan Agreement | Subordinated debt | Coastal GasLink
Off-balance sheet
Revolving credit facility, borrowing capacity	1,262
Coastal GasLink | VIE, not primary beneficiary
Balance sheet
Equity Investments	0	386
Coastal GasLink | VIE, not primary beneficiary | Coastal GasLink
Balance sheet
Equity Investments	2,798
Pipeline Equity Investments And Other | VIE, not primary beneficiary
Balance sheet
Equity Investments	1,148	1,219
Pipeline equity investments
Off-balance sheet
Off-balance Sheet potential exposure to guarantees	$ 58	$ 171